Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Langar Global HealthTech ETF
Shareholder Report [Line Items]
Fund Name	Langar Global HealthTech ETF
Class Name	Langar Global HealthTech ETF
Trading Symbol	LGHT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Langar Global HealthTech ETF (the "Fund") for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfpages.com/LGHT. You can also request this information by contacting us at (800) 773‑3863.
Additional Information Phone Number	(800) 773‑3863
Additional Information Website	https://etfpages.com/LGHT
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Langar Global HealthTech ETF	$39	0.85%*
*	annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.85% [1]
Net Assets	$ 2,047,358
Holdings Count | Holdings	28
Investment Company, Portfolio Turnover	45.85%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Net Assets	$2,047,358
Number of Holdings	28
Portfolio Turnover Rate	45.85%

Holdings [Text Block]	What did the Fund invest in? (as of June 30, 2026 ) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top 10 Holdings
Intuitive Surgical Inc	9.9%
ResMed Inc	9.1%
Moderna Inc	8.0%
Veeva Systems Inc	5.6%
GE HealthCare Technologies Inc	5.4%
IQVIA Holdings Inc	5.0%
Koninklijke Philips NV	4.6%
Insulet Corp	4.5%
Dexcom Inc	4.0%
Zimmer Biomet Holdings Inc	3.8%

[1]	annualized